APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of notes and other explanatory information [Abstract]
APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS The Consolidated Financial Statements were approved by the Board of Directors on February 27, 2026. Martín Migoya President